Defiance AI and Power Infrastructure ETF
Schedule of Investments
May 31, 2026 (Unaudited)
COMMON STOCKS - 99.7%	Shares	Value
Financial Services - 6.5%
Bit Digital, Inc.(a)	1,406,670	$2,841,473
Bitdeer Technologies Group - Class A(a)	294,024	5,142,480
Cipher Digital, Inc.(a)	168,101	3,975,589
Cleanspark, Inc.(a)	236,912	4,333,120
Core Scientific, Inc.(a)	140,688	3,777,473
DigitalBridge Group, Inc. - Class A	151,041	2,362,281
Hive Digital Technologies Ltd.(a)	1,081,760	4,889,555
Hut 8 Corp.(a)	46,069	5,750,793
IREN Ltd.(a)	60,639	3,853,002
MARA Holdings, Inc.(a)	272,881	3,924,029
Riot Platforms, Inc.(a)	160,006	4,337,763
Terawulf, Inc.(a)	156,153	3,991,271
		49,178,829

Industrial Products - 36.8%(b)
American Superconductor Corp.(a)	96,617	4,921,670
Atkore, Inc.	51,502	4,264,881
Bloom Energy Corp. - Class A(a)	125,650	35,810,250
BWX Technologies, Inc.	48,741	9,547,387
Eaton Corp. PLC	133,561	53,504,536
GE Vernova, Inc.	56,057	54,281,114
Generac Holdings, Inc.(a)	36,760	10,215,972
Hubbell, Inc.	27,069	12,820,149
Itron, Inc.(a)	41,673	3,437,189
NANO Nuclear Energy, Inc.(a)	112,180	3,239,758
NuScale Power Corp. - Class A(a)	288,313	3,652,926
nVent Electric PLC	84,528	14,115,331
Power Solutions International, Inc.(a)	47,804	1,992,471
Preformed Line Products Co.	9,212	3,406,782
Valmont Industries, Inc.	14,128	7,343,876
Vertiv Holdings Co. - Class A	172,671	54,513,961
		277,068,253

Industrial Services - 15.0%
Argan, Inc.	11,045	7,367,236
Dycom Industries, Inc.(a)	16,528	8,429,280
MasTec, Inc.(a)	42,387	16,037,969
MYR Group, Inc.(a)	12,332	5,735,120
Quanta Services, Inc.	83,713	59,581,054
Sterling Infrastructure, Inc.(a)	18,399	15,838,595
		112,989,254

Materials - 5.9%
Cameco Corp.	252,610	28,469,147
Centrus Energy Corp. - Class A(a)	17,549	3,202,166

Denison Mines Corp.(a)	962,327	$3,348,898
Energy Fuels, Inc.(a)	214,053	3,900,045
NexGen Energy Ltd.(a)	498,689	5,764,845
		44,685,101

Real Estate - 0.9%
Digital Realty Trust, Inc. - REIT	16,577	3,149,630
Equinix, Inc. - REIT	3,731	3,984,857
		7,134,487

Renewable Energy - 4.1%
Energy Vault Holdings, Inc.(a)	754,629	3,810,876
EnerSys	28,721	6,547,526
Eos Energy Enterprises, Inc.(a)	524,484	4,421,400
Fluence Energy, Inc. - Class A(a)	168,920	3,189,210
FuelCell Energy, Inc.(a)	347,281	7,522,107
Shoals Technologies Group, Inc. - Class A(a)	428,745	5,337,875
		30,828,994

Software & Tech Services - 1.3%
Nebius Group NV - Class A(a)	24,808	5,732,881
Whitefiber, Inc.(a)	133,241	3,962,587
		9,695,468

Tech Hardware & Semiconductors - 14.4%
Advanced Micro Devices, Inc.(a)	40,027	20,657,935
ARM Holdings PLC, ADR(a)	21,747	7,682,997
Astera Labs, Inc.(a)	20,328	6,969,455
Broadcom, Inc.	69,523	31,060,791
Lattice Semiconductor Corp.(a)	26,634	3,917,329
Marvell Technology, Inc.	37,886	7,766,630
NVIDIA Corp.	127,733	26,969,545
Rambus, Inc.(a)	25,943	3,773,669
		108,798,351

Telecommunications - 1.9%
Applied Digital Corp.(a)	84,457	3,993,127
GDS Holdings Ltd. - Class A, ADR(a)	55,232	1,957,974
Keel Infrastructure Corp.(a)	1,033,769	5,871,808
VNET Group, Inc. - Class A, ADR(a)	208,402	2,100,692
		13,923,601

Utilities - 12.9%
AES Corp.	164,652	2,415,445
Constellation Energy Corp.	80,377	23,128,482
Dominion Energy, Inc.	179,205	11,995,983
Evergy, Inc.	49,619	4,070,743
Net Power, Inc. - Class A(a)	1,223,747	2,459,731
Oklo, Inc. - Class A(a)	99,243	6,637,372
PG&E Corp.	420,713	6,874,450
Pinnacle West Capital Corp.	19,505	1,945,429

Portland General Electric Co.	28,813	$1,444,108
Public Service Enterprise Group, Inc.	110,490	8,690,039
Talen Energy Corp.(a)	9,299	3,596,853
TXNM Energy, Inc.	24,026	1,422,579
Vistra Corp.	70,861	11,354,058
Xcel Energy, Inc.	138,681	11,025,139
		97,060,411

TOTAL COMMON STOCKS (Cost $655,398,970)		751,362,749

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(c)	2,048,744	2,048,744

TOTAL SHORT-TERM INVESTMENTS (Cost $2,048,744)		2,048,744

TOTAL INVESTMENTS - 100.0% (Cost $657,447,714)		$753,411,493
Liabilities in Excess of Other Assets - 0.0%(d)		(77,640)
TOTAL NET ASSETS - 100.0%		$753,333,853

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.